Significant Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Revenues	$ 9,794,000	$ 8,074,000	$ 7,823,000
Purchase of goods	14,078,000	15,595,000	9,207,000
Expenses	9,142,000	5,844,000	480,000
Interest paid	230,000	229,000	132,000
Balances with related parties included in:
Accounts receivable from related parties:	4,223,000	1,869,000
Accounts payable due to a related party:	5,155,000	3,521,000
Amounts due from related parties	1,136,000	9,293,000
Amounts due to related parties	5,308,000	6,243,000
Repayment of loan to a non-controlling shareholder of a subsidiary	1,000,000		2,250,000
Indirect subsidiaries of CK Hutchison
Related Party Transaction [Line Items]
Guarantee fee on bank loan	471,000	471,000	471,000
Balances with related parties included in:
Accounts receivable from related parties:	2,589,000	1,379,000
Accounts payable due to a related party:	19,000
Amounts due from related parties	107,000	136,000
Amounts due to related parties	152,000	20,000
Indirect subsidiaries of CK Hutchison | Sales of goods
Related Party Transaction [Line Items]
Revenues	9,794,000	8,074,000	7,823,000
Indirect subsidiaries of CK Hutchison | Marketing services
Related Party Transaction [Line Items]
Expenses	741,000	751,000	480,000
Indirect subsidiaries of CK Hutchison | Management service
Related Party Transaction [Line Items]
Expenses	874,000	845,000	989,000
Equity investees
Related Party Transaction [Line Items]
Purchase of goods	280,000	3,701,000	2,480,000
Balances with related parties included in:
Accounts receivable from related parties:	1,634,000	490,000
Amounts due from related parties	1,029,000	2,157,000
Amounts due to related parties	3,070,000	1,898,000
Deferred income:	1,771,000	2,132,000
Equity investees | Research and development services
Related Party Transaction [Line Items]
Revenues	8,429,000	5,383,000	4,312,000
Equity investees | Consultancy services
Related Party Transaction [Line Items]
Revenues			38,000
Equity investees | Marketing services
Related Party Transaction [Line Items]
Expenses	8,401,000	5,093,000
Equity investees | Loan
Balances with related parties included in:
Amounts due from related parties		7,000,000
Non-controlling shareholders
Related Party Transaction [Line Items]
Purchase of goods	13,798,000	11,894,000	6,727,000
Interest paid	78,000	85,000	19,000
Dividend paid	564,000	590,000	1,179,000
Balances with related parties included in:
Accounts payable due to a related party:	5,136,000	3,521,000
Interest payable	14,000	105,000
Non-controlling shareholders:	2,143,000	684,000
Non-controlling shareholders | Loan
Balances with related parties included in:
Amounts due to related parties		2,550,000
Amounts due to related parties - noncurrent:	1,550,000
Repayment of loan to a non-controlling shareholder of a subsidiary	1,000,000
Non-controlling shareholders | Loan | Other non-current liabilities
Balances with related parties included in:
Amounts due to related parties - noncurrent:	579,000	579,000
Immediate holding company
Related Party Transaction [Line Items]
Interest paid	152,000	144,000	$ 113,000
Balances with related parties included in:
Amounts due to related parties	2,086,000	1,775,000
Amounts due to related parties - noncurrent:	6,000,000
Other non-current liabilities	$ 6,000,000	$ 9,000,000